Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2011
Basis of Preparation
Schedule of impact of election to reflect AIG's basis in the assets acquired and liabilities assumed in connection with AIG's acquisition of ILFC

	2010		2009
	Previously Reported	Adjusted for New Basis	Previously Reported	Adjusted for New Basis
	(Dollars in thousands)
Consolidated Balance Sheets
Flight equipment under operating leases	$51,646,586	$51,408,800	$57,718,323	$58,020,001
Accumulated depreciation	13,120,421	12,893,421	13,788,522	13,928,218
Total flight equipment under operating leases	38,526,165	38,515,379	43,929,801	44,091,783
Total assets	43,318,846	43,308,060	45,967,042	46,129,024
Deferred income taxes	4,663,939	4,660,150	4,881,558	4,938,627
Paid-in capital	606,367	1,251,225	603,542	1,248,400
Retained earnings	6,530,999	5,879,144	6,931,258	6,391,313
Total shareholders' equity	8,232,004	8,225,007	8,550,176	8,655,089
Consolidated Statements of Operations
Flight equipment marketing and gain on aircraft sales	10,637	10,637	15,536	12,966
Revenue and other income	61,741	61,741	58,209	55,973
Depreciation of flight equipment	1,954,883	1,963,175	1,959,448	1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	550,034	552,762	34,730	35,448
Aircraft impairment charges on flight equipment held for use	948,679	1,110,427	52,938	50,884
(Loss) income before taxes	(591,868)	(764,636)	1,396,167	1,383,164
(Benefit) provision for income taxes	(208,110)	(268,968)	500,538	495,989
Net (loss) income	$(383,758)	$(495,668)	$895,629	$887,185